BORROWINGS (Details - Corporate Borrowings - Composition of corporate borrowings) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detailed Information About Borrowings
Carrying Value	$ 2,340	$ 2,557	$ 9,285
Total	2,328	2,393
Less: Unamortized financing fees				$ 80
Less: Current portion	6	159
Long-term debt and credit facilities	10,718		11,766	10,182
Corporate Borrowings
Detailed Information About Borrowings
Total	2,340	2,557
Less: Unamortized financing fees	(6)	(5)	5	6
Less: Current portion	(6)	(159)
Long-term debt and credit facilities	2,328	2,393
Corporate Borrowings | At fair value
Detailed Information About Borrowings
Total	$ 2,367	$ 2,641
Credit facilities
Detailed Information About Borrowings
Weighted Average Interest Rate	3.30%	2.60%
Weighted Average Borrowings Term	4.4	4.5
Carrying Value	$ 727	$ 887
Estimated fair value	727	887
Long-term debt and credit facilities	201
Medium Term Notes
Detailed Information About Borrowings
Carrying Value	1,613	1,670
Estimated fair value	1,640	1,754
Sudsidiary
Detailed Information About Borrowings
Less: Unamortized financing fees		76	$ 72	$ 74
Series 3 | Medium Term Notes
Detailed Information About Borrowings
Carrying Value	0	159
Estimated fair value	0	163
Series 4 | Medium Term Notes
Detailed Information About Borrowings
Carrying Value	110	119
Estimated fair value	124	144
Series 7 | Medium Term Notes
Detailed Information About Borrowings
Carrying Value	330	358
Estimated fair value	342	382
Series 8 | Medium Term Notes
Detailed Information About Borrowings
Carrying Value	293	318
Estimated fair value	309	344
Series 9 | Medium Term Notes
Detailed Information About Borrowings
Carrying Value	293	318
Estimated fair value	288	321
Series 10 | Medium Term Notes
Detailed Information About Borrowings
Carrying Value	367	398
Estimated fair value	357	400
Series 11 | Medium Term Notes
Detailed Information About Borrowings
Carrying Value	220	0
Estimated fair value	$ 220	$ 0